Background and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Jun. 30, 2021
Furniture and fittings [Member] | Bottom of range [member]
Background and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of property and equipment	5.00%
Furniture and fittings [Member] | Top of range [member]
Background and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of property and equipment	33.00%
Computer equipment [Member]
Background and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of property and equipment	33.00%
Plant and equipment [Member] | Bottom of range [member]
Background and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of property and equipment	10.00%
Plant and equipment [Member] | Top of range [member]
Background and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of property and equipment	33.00%
Leasehold improvements [Member]
Background and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of property and equipment	33.00%